Property, Plant and Equipment (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment
Total	$ 2,751,337,000	$ 2,697,698,000
Less: accumulated depreciation and depletion	(1,097,322,000)	(1,019,404,000)
Property, plant and equipment, net	1,654,014,000	1,678,294,000
Interest costs capitalized on mine development and construction projects
Interest costs capitalized	29,378,000	41,975,000	44,833,000
Land, surface rights, and mineral rights
Property, Plant and Equipment
Total	1,718,481,000	1,699,148,000
Mining equipment
Property, Plant and Equipment
Total	880,012,000	843,262,000
Construction in progress
Property, Plant and Equipment
Total	13,804,000	18,277,000
Other equipment
Property, Plant and Equipment
Total	67,402,000	65,588,000
Buildings and improvements
Property, Plant and Equipment
Total	71,637,000	71,422,000
Mineral rights
Property, Plant and Equipment
Gross amount of property, plant and equipment attributable to areas where the Company is not engaged in mining operations	$ 735,600,000	$ 963,100,000